Schedule of Components of Accounts Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Trade payables	$ 1,048,408	$ 3,964,976
Total	$ 1,048,408	$ 3,964,976